Aggregate Fair Value and Unrealized Losses of Securities That Have Been in Continuous Unrealized Loss Position for Less Than Twelve Months and for Twelve Months or More and are not Other Than Temporarily Impaired (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position
Fair value	$ 12,351
Unrealized losses	34
Fair value	893
Unrealized losses	66
Fair value	13,244
Unrealized losses	100
Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	12,351	9,902
Unrealized losses	34	54
Fair value	613	969
Unrealized losses	8	145
Fair value	12,964	10,871
Unrealized losses	42	199
Debt securities issued by the U.S. Government corporations and agencies | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	2,989	1,497
Unrealized losses	11	3
Fair value	2,989	1,497
Unrealized losses	11	3
Obligations of states and municipalities | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	720	898
Unrealized losses	3	1
Fair value	720	898
Unrealized losses	3	1
Corporate Debt Securities | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value		1,000
Unrealized losses		3
Fair value	495	473
Unrealized losses	5	26
Fair value	495	1,473
Unrealized losses	5	29
Mortgage-backed securities | Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	8,642	6,507
Unrealized losses	20	47
Fair value	118	496
Unrealized losses	3	119
Fair value	8,760	7,003
Unrealized losses	23	166
Mortgage-backed securities | Other Than Temporarily Impaired Securities
Investments, Unrealized Loss Position
Fair value	280
Unrealized losses	58
Fair value	280
Unrealized losses	$ 58